Digital Assets, Fair Value - Schedule of Crypto Asset Holdings (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Crypto Asset Holdings [Line Items]
Cost basis	$ 2,906,222
Fair value	$ 1,630,827
Solana (SOL) [Member]
Schedule of Crypto Asset Holdings [Line Items]
Units held	13,000.23
Cost basis	$ 2,906,222
Fair value	$ 1,630,827
Bitcoin (BTC) [Member]
Schedule of Crypto Asset Holdings [Line Items]
Units held
Cost basis
Fair value
Ethereum (ETH) [Member]
Schedule of Crypto Asset Holdings [Line Items]
Units held
Cost basis
Fair value
XRP [Member]
Schedule of Crypto Asset Holdings [Line Items]
Units held
Cost basis
Fair value